Acquisitions	12 Months Ended
Dec. 31, 2018
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Acquisitions

Note 29: Acquisitions

Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets. In 2018, acquisitions also included investments in equity method investments.

Acquisition activity

The number of acquisitions completed, and the related total consideration during 2018 were as follows:

	Year ended December 31, 2018
	Number of Transactions	Cash Consideration
Businesses acquired	3	228
Less: Cash acquired		(3)
Businesses acquired, net of cash	3	225
Contingent consideration payments		1
Investments in businesses(1)	3	252
	6	478

(1) Includes a $248 million equity contribution to Refinitiv, in which the Company has a 45% ownership interest.

The following provides a brief description of an acquisition completed during 2018:

Date	Company	Acquiring Segment	Description
November 2018	Integration Point	Corporates	A provider of global trade management solutions to trade and compliance professionals.

Purchase price allocation

Each business combination has been accounted for using the acquisition method. The results of acquired businesses are included in the consolidated financial statements from the dates of acquisition. Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.

The details of net assets acquired were as follows:

Year ended December 31,
2018
Cash and cash equivalents	3
Trade receivables	9
Prepaid expenses and other current assets	1
Current assets	13
Computer hardware and other property	1
Computer software	25
Other identifiable intangible assets	96
Total assets	135
Payables and accruals	(3)
Deferred revenue	(14)
Current liabilities	(17)
Other financial liabilities	(3)
Total liabilities	(20)
Net assets acquired	115
Goodwill	113
Total	228

The excess of the purchase price over the net tangible and identifiable intangible assets acquired and assumed liabilities was recorded as goodwill and reflects synergies and the value of the acquired workforce. Most of the goodwill for acquisitions completed in 2018 is expected to be deductible for tax purposes.

Acquisition transactions were completed by acquiring all equity interests or the net assets of the acquired business.

Other

The revenues and operating profit of acquired businesses since the date of acquisition were not material to the Company’s results of operations.